Gary Grasso State Street 1 Lincoln Street Mail Stop SFC 0805 Boston, MA 02111 Tel +1 617 662 5032 GGrasso@StateStreet.com

December 17, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc. (the “Registrant”)

Securities Act File No. 33-97598

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated December 4, 2019 to the prospectuses for the iShares Emerging Markets High Yield Bond ETF and iShares J.P Morgan EM Corporate Bond ETF.

The purpose of this filing is to submit the 497 dated December 4, 2019 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Gary Grasso
Gary Grasso

cc: Benjamin Haskin, Esq.